Supplement to the
Fidelity® SAI International Low Volatility Index Fund and Fidelity® SAI U.S. Low Volatility Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements information for Fidelity® SAI International Low Volatility Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements information for Fidelity® SAI U.S. Low Volatility Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of each fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

SV1-SV2-19-01 1.9878819.102	April 25, 2019

Supplement to the
Fidelity® Total International Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

TI1-I-19-01 1.9871017.105	April 25, 2019

Supplement to the
Fidelity® SAI Small-Mid Cap 500 Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

SV3-19-01 1.9878820.102	April 25, 2019

Supplement to the
Fidelity® SAI U.S. Quality Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

SV4-19-01 1.9878821.102	April 25, 2019

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements similar information for Fidelity® Emerging Markets Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements similar information for Fidelity® Global ex U.S. Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of each fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

EMX-I-GUX-I-19-01 1.933380.118	April 25, 2019

Supplement to the
Fidelity® SAI Emerging Markets Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

SV6-19-01 1.9871331.103	April 25, 2019

Supplement to the
Fidelity® SAI International Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

SV7-19-01 1.9871328.103	April 25, 2019

Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

SV9-19-01 1.9871337.103	April 25, 2019

Supplement to the
Fidelity® SAI Real Estate Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

SV8-19-01 1.9871334.104	April 25, 2019

Supplement to the
Fidelity® Real Estate Index Fund
November 28, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

URX-I-19-01 1.933390.116	April 25, 2019

Supplement to the
Fidelity® SAI U.S. Momentum Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

SY1-19-01 1.9894175.100	April 25, 2019

Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ International Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

ZEI-19-01 1.9886007.101	April 25, 2019

Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the funds.

The following information supplements information for Fidelity® International Sustainability Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements information for Fidelity® U.S. Sustainability Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information for each fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of each fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

USY-I-ISY-I-19-01 1.9884199.101	April 25, 2019

Supplement to the
Fidelity® SAI International Value Index Fund
December 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

IIV-19-01 1.9894169.100	April 25, 2019

Supplement to the
Fidelity® SAI U.S. Value Index Fund
September 29, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Manav Verma is portfolio manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

USV-19-01 1.9894174.100	April 25, 2019

Supplement to the
Fidelity® SAI Emerging Markets Low Volatility Index Fund
December 12, 2018
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Manav Verma (portfolio manager) has managed the fund since January 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Manav Verma is portfolio manager of the fund, which he has managed since January 2019. He also manages other funds. Since joining Geode in 2018, Mr. Verma has worked as a portfolio manager. Prior to joining Geode, Mr. Verma was a portfolio manager at Northern Trust Asset Management from 2013 to 2017.

MLV-19-01 1.9894170.100	April 25, 2019